PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of December 31, 2025 and 2024 consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Leasehold improvements	$128,704	$-
Office equipment	33,820	-
Total	162,524	-
Accumulated depreciation	(45,071)	-
Carrying amount	$117,453	$-

During the years ended December 31, 2025, 2024 and 2023, the Company incurred depreciation expense of $43,852, nil and nil, respectively.